Property and Equipment (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2021 CAD ($)	Dec. 31, 2020 CAD ($)	Dec. 31, 2021 USD ($)
Statement [Line Items]
Net book value, beginning of the year			$ 1,222
Net book value, end of the year			1,191
Balance, beginning of the year	$ 1,222,000
Impairment of assets	42,000	$ 0
Balance, end of the year	1,191,000	1,222,000
Accumulated depreciation and amortisation
Statement [Line Items]
Balance, beginning of the year	(1,193,000)	(1,026,000)
Disposal of assets	(9,000)	(85,000)
Impairment of assets	13,000
Balance, end of the year	(1,542,000)	(1,193,000)
Depreciation	(371,000)	(252,000)
Gross carrying amount
Statement [Line Items]
Balance, beginning of the year	2,415,000	2,298,000
Additions	398,000	259,000
Disposal of assets	25,000	142,000
Impairment of assets	(55,000)
Balance, end of the year	2,733,000	2,415,000
Gross carrying amount | Office Leases
Statement [Line Items]
Balance, beginning of the year	236,000	0
Additions	295,000	236,000
Disposal of assets	0	0
Impairment of assets	0
Balance, end of the year	531,000	236,000
Other
Statement [Line Items]
Net book value, beginning of the year			23
Net book value, end of the year			8
Other | Accumulated depreciation and amortisation
Statement [Line Items]
Balance, beginning of the year	0	0
Disposal of assets	(9,000)	0
Impairment of assets	13,000
Balance, end of the year	(3,000)	0
Depreciation	(25,000)	0
Other | Gross carrying amount
Statement [Line Items]
Balance, beginning of the year	23,000	0
Additions	68,000	23,000
Disposal of assets	25,000	0
Impairment of assets	(55,000)
Balance, end of the year	11,000	23,000
Machinery and Equipment
Statement [Line Items]
Net book value, beginning of the year			980
Net book value, end of the year			802
Machinery and Equipment | Accumulated depreciation and amortisation
Statement [Line Items]
Balance, beginning of the year	(1,176,000)	(1,026,000)
Disposal of assets	0	(85,000)
Impairment of assets	0
Balance, end of the year	(1,389,000)	(1,176,000)
Depreciation	(213,000)	(235,000)
Machinery and Equipment | Gross carrying amount
Statement [Line Items]
Balance, beginning of the year	2,156,000	2,298,000
Additions	35,000	0
Disposal of assets	0	142,000
Impairment of assets	0
Balance, end of the year	2,191,000	2,156,000
Office Lease
Statement [Line Items]
Net book value, beginning of the year			219
Net book value, end of the year			$ 381
Office Lease | Accumulated depreciation and amortisation
Statement [Line Items]
Balance, beginning of the year	(17,000)	0
Disposal of assets	0	0
Impairment of assets	0
Balance, end of the year	(150,000)	(17,000)
Depreciation	$ (133,000)	$ (17,000)